Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31, 2021		December 31, 2020
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	1,452,378	$3.29	1,777,941	$3.19
Granted	875,703	4.87	525,807	2.09
Vested and exercised	(327,774)	3.86	(829,553)	2.31
Forfeited/expired	(133,874)	1.62	(21,817)	3.37
Outstanding, end of year	1,866,433	$2.98	1,452,378	$3.29
Units outstanding and exercisable, end of year	61,086	$2.84	22,588	$5.69

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value
The aggregate intrinsic value of the Company’s share units at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	CDN$	CDN$
Share units:
Outstanding	$5,434	$9,787
Exercisable	173	153

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2021	2020
Cost of revenue	$91	$140
Research and development	217	365
General and administrative	1,502	1,621
Sales and marketing	101	242
	$1,911	$2,368